May 3, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:                          Talcott Resolution Life Insurance Company Separate Account Eleven (“Registrant”)

333-72042                                    HV-5795 - PremierSolutions Standard (Series A)

333-72042                                    HV-6779 - PremierSolutions Standard (Series A-II)

333-145655                             HV-3739 - Group Variable Annuity Contracts

333-151805                             HV-6776 - Premier Innovations(SM)

333-151805                             HV-6778 - Premier Innovations(SM) (Series II)

333-151805                             HV-6777 - Hartford 403(b) Cornerstone Innovations

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 30, 2019.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7138.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon, Lead Counsel, Registered

       Retirement Products & Mutual Funds

Massachusetts Mutual Life Insurance Company,

Administrator and exclusive agent of Talcott

        Resolution Life Insurance Company